Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Boehringer Ingelheim Vetmedica, Inc. Vaccine Portfolio
Acquisitions
Summary of amounts recognized for assets acquired and liabilities assumed as of the acquisition date

Estimated Fair Value at January 3, 2017
Inventories(1)	$108.6
Marketed products(2)	297.0
Property and equipment	148.2
Other assets and liabilities — net	8.2
Total identifiable net assets	562.0
Goodwill(3)	320.1
Total consideration transferred — net of cash acquired	$882.1
(1)

The fair value for inventories include a purchase accounting adjustment to write up the inventory value, which resulted in incremental cost of sales of $42.7 million in 2017. The fair value was determined by estimating the expected sales price of the inventories, reduced for all costs expected to the incurred and a profit on those costs.

(2)	These intangible assets, which are being amortized on a straight‑line basis over their estimated useful lives, were expected to have a weighted average useful life of 10 years.

The goodwill recognized from this acquisition is attributable primarily to expected synergies from combining the operations of BIVIVP with our legacy business, future unidentified projects and products, and the assembled workforce of BIVIVP. The goodwill associated with this acquisition is deductible for tax purposes.

Galliprant
Acquisitions
Summary of amounts recognized for assets acquired and liabilities assumed as of the acquisition date

Estimated Fair Value at April 22, 2016
Deferred tax assets	$15.3
Acquired in-process research and development	31.6
Marketed products(1)	57.0
Deferred tax liabilities	(15.3)
Total consideration	88.6
Less: Contingent consideration	(43.6)
Total cash paid	$45.0

These intangible assets, which are being amortized on a straight‑line basis over their estimated useful lives, were expected to have a weighted average useful life of 20 years.

Novartis AH
Acquisitions
Summary of amounts recognized for assets acquired and liabilities assumed as of the acquisition date

Estimated Fair Value at January 1, 2015
Inventories(1)	$380.2
Acquired in‑process research and development	298.0
Marketed products(2)	1,953.0
Property and equipment	199.9
Assets held for sale (primarily the U.S. Sentinel rights)	422.7
Accrued retirement benefits	(108.7)
Deferred income taxes	(60.1)
Other assets and liabilities — net	(73.0)
Total identifiable net assets	3,012.0
Goodwill(3)	2,271.1
Total consideration transferred — net of cash acquired	$5,283.1
(1)

The fair value for inventories include a purchase accounting adjustment to write up the inventory value, which resulted in incremental cost of sales of $153.0 million in 2015. The fair value was determined by estimating the expected sales price of the inventories, reduced for all costs expected to the incurred and a profit on those costs.

(2)	These intangible assets, which are being amortized on a straight‑line basis over their estimated useful lives, were expected to have a weighted average useful life of 19 years.

The goodwill recognized from this acquisition is attributable primarily to expected synergies from combining the operations of Novartis AH with our legacy business, future unidentified projects and products, and the assembled workforce of Novartis AH. Approximately $1.0 billion of the goodwill associated with this acquisition is deductible for tax purposes